Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
2014	$ 58	$ 55
2015	60	55
2016	57	52
2017	49	44
2018	$ 45	$ 40